Infrastructure Capital Small Cap Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
Aerospace & Defense - 3.4%
StandardAero, Inc. (a)(b)	14,417	$381,906
Woodward, Inc. (b)	489	120,695
		502,601

Banks - 16.4%
Bank of NT Butterfield & Son Ltd. (b)(c)	11,357	512,428
East West Bancorp, Inc. (b)	5,007	526,436
Pinnacle Financial Partners, Inc. (b)	3,400	330,548
Popular, Inc. (b)	2,637	331,312
Preferred Bank/Los Angeles CA (b)	5,595	528,168
Western Alliance Bancorp (b)	2,369	212,144
		2,441,036

Capital Markets - 7.5%
AllianceBernstein Holding LP (b)	4,466	176,764
Houlihan Lokey, Inc. (b)	813	161,990
Lazard, Inc. (b)	3,555	203,204
StoneX Group, Inc. (a)(b)	5,621	574,298
		1,116,256

Chemicals - 5.6%
AdvanSix, Inc. (b)	10,424	223,699
Avient Corp. (b)	6,760	252,824
Element Solutions, Inc. (b)	13,738	353,341
		829,864

Consumer Finance - 2.6%
SLM Corp. (b)(c)	12,365	386,777

Consumer Staples Distribution & Retail - 3.2%
Casey's General Stores, Inc. (b)	952	470,783

Diversified REITs - 3.5%
Global Net Lease, Inc. (b)	66,419	522,718

Electric Utilities - 1.7%
Otter Tail Corp. (b)	2,990	251,130

Electrical Equipment - 3.0%
nVent Electric PLC (b)	4,945	446,979

Financial Services - 0.9%
Western Union Co. (b)	15,372	133,275

Ground Transportation - 2.8%
Lyft, Inc. - Class A (a)(b)	25,771	418,006

Hotel & Resort REITs - 1.3%
Park Hotels & Resorts, Inc. (b)	16,326	191,994

Hotels, Restaurants & Leisure - 3.4%
Wynn Resorts Ltd. (b)	3,935	498,761

Industrial REITs - 1.4%
STAG Industrial, Inc. (b)(c)	5,573	205,365

Insurance - 1.1%
Old Republic International Corp. (b)	4,147	165,756

Machinery - 3.0%
SPX Technologies, Inc. (a)(b)	2,345	$438,773

Media - 2.8%
New York Times Co. - Class A (b)	6,897	412,716

Mortgage REITs - 4.6%
AGNC Investment Corp. (b)	35,212	343,669
Rithm Capital Corp. (b)	27,748	343,520
		687,189

Multi-Utilities - 3.4%
Northwestern Energy Group, Inc. (b)	8,848	508,848

Office REITs - 2.6%
Kilroy Realty Corp. (b)(c)	9,405	391,154

Oil, Gas & Consumable Fuels - 9.5%
Chord Energy Corp. (b)	4,719	518,571
Delek Logistics Partners LP (b)	9,463	414,669
Plains GP Holdings LP (b)	24,645	475,648
		1,408,888

Retail REITs - 2.4%
Brixmor Property Group, Inc. (b)(c)	12,542	351,051

Semiconductors & Semiconductor Equipment - 2.8%
MKS, Inc. (b)	4,078	421,421

Trading Companies & Distributors - 1.4%
Herc Holdings, Inc. (b)	1,610	210,572
TOTAL COMMON STOCKS (Cost $12,010,132)		13,411,913

PREFERRED STOCKS - 16.3%	Shares	Value
Banks - 2.0%
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (b)(d)	13,883	300,151

Diversified REITs - 1.9%
Global Net Lease, Inc., Series A, 7.25%, Perpetual Maturity (b)	12,012	283,483

Financial Services - 0.8%
Merchants Bancorp/IN, 7.63%, Perpetual Maturity (b)	4,884	111,306

Insurance - 1.6%
Brighthouse Financial, Inc.	–	$–
Series B, 6.75%, Perpetual Maturity (b)	8,386	154,973
Series C, 5.38%, Perpetual Maturity	5,683	84,904
		239,877
Mortgage REITs - 10.0%
AG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity (b)	18,579	419,328
AGNC Investment Corp., Series D, 8.91% (3 mo. Term SOFR + 4.59%), Perpetual Maturity (b)(c)	9,954	249,746
Annaly Capital Management, Inc., Series J, 8.88%, Perpetual Maturity (a)(b)	4,884	125,372
Chimera Investment Corp.	–	$–
Series A, 8.00%, Perpetual Maturity (b)	11,936	273,334
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual Maturity (b)	11,062	273,785
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual Maturity (b)(c)(d)	5,836	142,457
		1,484,022
TOTAL PREFERRED STOCKS (Cost $2,319,385)		2,418,839

EXCHANGE TRADED FUNDS - 10.1%	Shares	Value
iShares Russell 2000 ETF(b)(e)	6,356	1,494,740
TOTAL EXCHANGE TRADED FUNDS (Cost $1,482,702)		1,494,740

BABY BONDS(g) – 8.4%	Shares	Value
Commercial Services & Supplies – 0.9%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (b)	6,876	133,944

Consumer Finance - 2.5%
Atlanticus Holdings Corp., Series *, 9.25%, 01/31/2029 (b)	14,472	$369,760

Diversified Telecommunications Services – 0.4%
Qwest Corp., 6.75%, 06/15/2057 (b)	3,212	63,919

Health Care REITs – 2.7%
Diversified Healthcare Trust
6.25%, 02/01/2046 (b)	18,470	326,919
5.63%, 08/01/2042 (b)	4,394	71,183
		398,102
Mortgage REITs – 1.0%
Redwood Trust, Inc., 9.13%, 03/01/2030 (b)	6,459	155,791

Trust, Fiduciary, and Custody Activities - 0.9%
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity (b)(c)(d)	5,386	126,948
TOTAL BABY BONDS (Cost $1,219,506)		1,248,464

CONVERTIBLE PREFERRED STOCKS - 2.9%	Shares	Value
Capital Markets - 1.8%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)	5,000	272,750

Electric Utilities - 1.1%
NextEra Energy, Inc., 6.93%, 09/01/2025 (b)	4,000	164,040
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $381,752)		436,790

SHORT-TERM INVESTMENTS - 3.2%	Shares	Value
Money Market Funds – 3.2%
First American Government Obligations Fund - Class X, 4.22%(f)	235,180	235,180
First American Treasury Obligations Fund - Class X, 4.19%(f)	235,181	235,181
TOTAL SHORT-TERM INVESTMENTS (Cost $470,361)		470,361

TOTAL INVESTMENTS - 131.2% (Cost $17,883,838)		19,481,107
Liabilities in Excess of Other Assets - (31.2)%		(4,636,227)
TOTAL NET ASSETS - 100.0%		$14,844,880
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury
ETF – Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2025 is $17,888,658.
(c)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2025 is $336,027.
(d)	This security has a fixed-to-variable rate feature.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(g)       Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.

Infrastructure Capital Small Cap Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS (b)	Notional Amount	Contracts(a)	Value
Written Call Options
iShares Russell 2000 ETF
Expiration: 09/05/2025; Exercise Price: $238.00	$(235,170)	(10)	$(1,280)
Expiration: 09/05/2025; Exercise Price: $245.00	(1,058,265)	(45)	(495)
Expiration: 09/12/2025; Exercise Price: $237.00	(352,755)	(15)	(4,425)
Expiration: 09/12/2025; Exercise Price: $239.00	(470,340)	(20)	(4,300)
Expiration: 09/12/2025; Exercise Price: $242.00	(235,170)	(10)	(1,270)
Expiration: 09/19/2025; Exercise Price: $244.00	(235,170)	(10)	(1,450)
Expiration: 09/19/2025; Exercise Price: $245.00	(587,925)	(25)	(3,050)
Expiration: 09/19/2025; Exercise Price: $248.00	(587,925)	(25)	(1,950)
Expiration: 09/26/2025; Exercise Price: $245.00	(235,170)	(10)	(1,560)
Expiration: 09/26/2025; Exercise Price: $250.00	(823,095)	(35)	(2,870)
Expiration: 09/26/2025; Exercise Price: $255.00	(352,755)	(15)	(615)
Total Written Call Options			(23,265)
TOTAL WRITTEN OPTIONS (Premiums received $12,558)			$(23,265)

ETF – Exchange Traded Fund

(a)	100 shares per contact.
(b)	Non-income producing security.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,411,913	$–	$–	$13,411,913
Preferred Stocks	2,418,839	–	–	2,418,839
Exchange Traded Funds	1,494,740	–	–	1,494,740
Baby Bonds	1,248,464	–	–	1,248,464
Convertible Preferred Stocks	436,790	–	–	436,790
Money Market Funds	470,361	–	–	470,361
Total Investments	$19,481,107	$–	$–	$19,481,107

Liabilities:
Investments:
Written Options	$(23,265)	$–	$–	$(23,265)
Total Investments	$(23,265)	$–	$–	$(23,265)

For the period ended August 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Schedule of Investments for further information on the classification of investments.